Ordinary Shares	12 Months Ended
Jun. 30, 2016
ORDINARY SHARES [Abstract]
Ordinary Shares

15.	ORDINARY SHARES

The Company adopted a dual-class share structure immediately prior to the completion of the IPO. At that time, the Company’s outstanding share capital consisted of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to four votes and is convertible into one Class A ordinary share at any time. Class A ordinary shares cannot be converted into Class B ordinary shares under any circumstances. All of its 86,101,542 then outstanding ordinary shares, 257,166 Series B Preferred Shares and 81,330 Series C Preferred Shares were redesignated into Class B ordinary shares on a one-for-one basis immediately prior to the completion of the IPO.

In June 2014, 5,610,000 ADSs were issued through the IPO. Each ADS represents two Class A ordinary shares, par value US$0.01 per share. Meanwhile, 2,222,222 Class A ordinary shares were issued though the CPP at a price per share equal to the IPO price adjusted to reflect the ADS-to-ordinary share ratio.

In July 2014, the Company issued and sold an additional 841,500 ADSs upon the underwriters’ exercise of their over-allotment option in full, representing 1,683,000 Class A ordinary shares, at the price of US$13.50 per ADS and received RMB62,054(US$10,009) net proceeds after deducting underwriter commissions and related expenses.

For the year ended June 30, 2016, the Company issued 2,945,616 ordinary shares upon exercise of options under the Company’s Share Incentive Plans. The weighted average exercise price of these options was US$2.75 per ordinary share. The total intrinsic value of options exercised is RMB94,645.

As of June 30, 2016, 2,000,000,000 ordinary shares had been authorized, including (i) 1,000,000,000 Class A ordinary shares of a par value of US$0.01 each, (ii) 100,000,000 Class B ordinary shares of a par value of US$0.01 each and (iii) 900,000,000 shares of a par value of US$0.01 each of such class or classes however designated as the Board may determine in accordance with the Company’s tenth amended and restated memorandum and articles of association. 124,882,170 ordinary shares had been issued and outstanding, of which 39,955,627 were Class A ordinary shares and 84,926,543 were Class B ordinary shares, including 13,943,848 Class A ordinary shares issued to the Company’s depositary and reserved to future grants under the Company’s share incentive plan.